WARRANTS (Details Narrative) - $ / shares		6 Months Ended	12 Months Ended
	Mar. 08, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2023
Warrant outstanding		8,838,717	4,649,952
Weighted average exercise price		$ 3.53
Warrant outstanding		8,838,669	4,649,952	4,649,952
Securities Purchase Agreement [Member]
Weighted average exercise price	$ 1.64
Number of shares issued	1,600,000
Warrants to purchase common stock	1,600,000
Warrants description	Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s IPO) (subject to adjustment for reverse and forward stock splits, recapitalizations, and similar transactions).
Exercise price, reduced	$ 3.0625
Securities Purchase Agreement [Member] | Placement Agent [Member]
Weighted average exercise price	$ 1.64
Warrants to purchase common stock	32,000
Warrant [Member]
Weighted average exercise price		$ 3.53	$ 3.53	$ 5.03
Exercise of warrants		48	0	1,036,486
Tradeable Warrant [Member]
Warrants to purchase common stock	1,601,259				73,568
Non-Tradeable Warrant [Member]
Warrants to purchase common stock	2,704,506				73,568
Pre Ipo Warrant [Member]
Warrants to purchase common stock					1,109,475